Net Loss per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Income (loss)	$ (4,972)	$ (23,575)	$ (1,334)	$ (14,374)	$ (3,357)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average Units outstanding - basic and diluted	100	100		100
Basic and diluted net income (loss) per Unit	$ (50)	$ (236)		$ (144)